Share-based payments - Share Options Activity (Details)	1 Months Ended	12 Months Ended
	Jan. 31, 2020 shares $ / shares	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares
Average exercise price (USD) per share option
Options as of January 1 (in USD per share) | $ / shares	$ 0.05	$ 0.05	$ 0.05	$ 0
Granted during the year (in USD per share) | $ / shares		4.90	0.05	0.05
Exercised during the year (in USD per share) | $ / shares		0	0	0
Replaced with restricted ordinary shares during the year (in USD per share) | $ / shares		0	0.05
Forfeited during the year (in USD per share) | $ / shares		0.05	0.05	0
Outstanding as of December 31 (in USD per share) | $ / shares		3.32	0.05	0.05
Vested as of December 31 (in USD per share) | $ / shares		3.31	0.05	0.05
Exercisable as of December 31 (in USD per share) | $ / shares		$ 3.31	$ 0.05	$ 0.05
Number of options
Options as of January 1 (in shares) | shares	501,000	1,252,900	501,000	0
Granted during the year (in shares) | shares		2,598,400	1,193,400	501,000
Exercised during the year (in shares) | shares		0	0	0
Replaced with restricted ordinary shares during the year (in shares) | shares	431,000	0	(431,000)
Forfeited during the year (in shares) | shares		(3,500)	(10,500)	0
Outstanding as of December 31 (in shares) | shares		3,847,800	1,252,900	501,000
Vested as of December 31 (in shares) | shares		489,715	29,250	53,375
Exercisable as of December 31 (in shares) | shares		489,715	29,250	53,375